Subsequent Events (Details Narrative) - USD ($)	Oct. 15, 2015	Oct. 07, 2015	Sep. 30, 2015	Dec. 31, 2014
Stockholder equity			$ (280,771)
Subsequent Event [Member]
Stockholder equity		$ 112,500
Subsequent Event [Member] | 3200 Cushman Circle, Atlanta, Georgia [Member]
Additional security deposits	$ 25,000	90,000
Increase in purchase price security deposit	7,500
Subsequent Event [Member] | 3000 Ember Drive, Decatur, Georgia [Member]
Additional security deposits	25,000	$ 22,500
Increase in purchase price security deposit	$ 7,500